Goodwill - Disclosure of Reconciliation of Changes in Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 163.6
Additions during the year	12.9	$ 18.8
Intangible assets and goodwill at end of period	176.5	163.6
Volatility Performance Fund S.A.
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	239.2	220.4
Intangible assets and goodwill at end of period	252.1	239.2
Accumulated impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(64.9)
Intangible assets and goodwill at end of period	(75.6)	(64.9)
Accumulated impairment | Volatility Performance Fund S.A.
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(10.7)
Intangible assets and goodwill at end of period	$ 0.0	$ (10.7)